SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Narrative (Details) number in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD shares	Dec. 31, 2013 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares						0	0
Share-based payments		$ 2,000,000				$ 2,000,000
Number of share options exercised in share-based payment arrangement | shares				600,000		400,000	400,000
Proceeds from exercise of options		7,000,000				$ 4,000,000
Stock options exercised		2,000,000				3,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)		41.89			CAD 15.16	31.71	CAD 14.93
Dividends reinvested in common shares		1,000,000				$ 1,000,000
Number of warrants exercised (in shares) | shares								134,400,000
Number of shares issued upon exercise of warrants (in shares) | shares								8,400,000
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | shares				600,000		400,000	400,000
Increase (decrease) through exercise of warrants, equity								$ (298,000,000)
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercised		(2,000,000)				$ (2,000,000)
Revaluation surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through exercise of warrants, equity								35,000,000
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deficit arising on cashless exercise of warrants in 2013	$ (263,000,000)	(263,000,000)	$ (263,000,000)	$ (263,000,000)		(263,000,000)		$ 263,000,000
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Expiration period	10 years
Options granted (in shares)			0.2	200,000
Share-based payments		1,000,000				1,000,000
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Payment date from vesting date	30 days
Restricted Stock Units and Deferred Common Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 5,000,000	5,000,000	$ 5,000,000	$ 5,000,000		4,000,000
Restricted Stock Units and Deferred Common Share Units | Other Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	3,000,000	3,000,000	3,000,000	3,000,000		3,000,000
Restricted Stock Units and Deferred Common Share Units | Accounts Payable and Accrued Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000		$ 1,000,000